(LOSS)/GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Termination of Charters) (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2010 vessel	Sep. 30, 2010 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Vessel impairment charge			$ 5,314,000	$ 42,410,000	$ 11,800,000
(Loss) / gain on sale of assets			(167,000)	7,364,000	(1,384,000)
Term of time charter	5 years
Daily charter rate of drybulk carriers with terminated charters		$ 14,000
Number of drybulk carriers with charter agreement terminated | vessel	4	4
Total compensation received on termination of charters			0	0	$ 25,315,000
Sale of offshore support vessel Sea Bear [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment charge				$ 8,090,000
(Loss) / gain on sale of assets			14,000
Sale of VLCC Front Vanguard [Member]
Property, Plant and Equipment [Line Items]
(Loss) / gain on sale of assets			$ (181,000)